Note 4-Related Party Transactions	12 Months Ended
Dec. 31, 2013
Notes
Note 4-Related Party Transactions

Note 4—RELATED PARTY TRANSACTIONS

Related Party Transactions

Steve Basloe has an equity ownership interest in Pazoo and is the Chairman of the Board and the President of Pazoo. He is also the owner of SMB Marketing. SMB Marketing signed a consulting agreement with Pazoo in June 2013 to create strategy and execute against this plan to roll out the design and production of Pazoo.com and the content for Pazoo.com. The agreement is for a term of two years and requires weekly compensation of $1,000. During 2013, he received $14,750 in relation to this agreement.

In April 2012 Pazoo entered into a consulting agreement with DMC Athletics & Rehabilitation, Inc. (DMC) to render such advice, consultation, information, and services to the Directors and/or Officers of Pazoo regarding general business and marketing matters including, but not limited to the following: advice on structure of the organization, organization of sales team, prospecting new partners/vendor relationships and clients, and positioning of Pazoo into promotional and healthcare marketing, whether through Pazoo’s website (www.Pazoo.com), or by some other means, as well as professional physical therapy sessions performed by David M. Cunic (at that time an equity owner of DMC and an equity owner of Pazoo and is a Board Member and the CEO of Pazoo) for, or on behalf of, Pazoo. DMC and Pazoo mutually agreed to terminate the consulting agreement in November 2012.

In October 2012 Pazoo entered into a binding letter of intent for the acquisition of DMC. Pazoo extended the Letter of Intent until June 30, 2013 to afford DMC an opportunity to recover from the business losses suffered by DMC due to Superstorm Sandy. Upon further management evaluation, Pazoo declined to acquire DMC.

Gina Morreale was previously employed as Secretary/Treasurer for Pazoo and was concurrently employed by ICPI, a Series A Convertible Preferred Stock holder. In September 2011, Ben Hoehn assumed the role of Chief Operating Officer and replaced Gina Morreale as Secretary/Treasurer. Since that time Gina Morreale had no affiliation with Pazoo other than being a shareholder.